Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2019
Taxes on Income [Abstract]
Schedule of deferred taxes

	Property, plant and equipment, net	Intangible assets, net	Carryforward tax losses	Total
	U.S. dollar in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition due to business combination	(46)	(1,129)	149	(1,026)
Changes during the year:
Taxes on income	13	122	(149)	(14)
Balance as of December 31, 2019	(33)	(1,007)	-	(1,040)

Schedule of reconciliation of theoretical tax expense

	Year ended December 31,
	2019		2018		2017
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands

Loss before taxes on income, as reported in the statement of profit or loss	100	12,975	100	11,747	100	5,312
Theoretical tax saving on this profit or loss	(23)	(2,984)	(23)	(2,702)	(24)	(1,275)
Increase in taxes resulting from permanent differences - non-deductible expenses	8.0	1,039	4.5	524	1.6	83
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	15.2	1,968	18.6	2,184	22.5	1,193
Tax expenses	0.18	23	0.05	6	0.02	1